Share-based payments (Details) ¥ in Thousands, $ in Thousands	Sep. 10, 2019	Jun. 01, 2019 EquityInstruments	Nov. 08, 2018 EquityInstruments	Nov. 07, 2017 EquityInstruments shares	Jan. 01, 2017 USD ($) shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of terms and conditions of share-based payment arrangement
Consideration recognized for shares held for share option scheme | ¥						¥ 88,280	¥ 88,280
Period for which the share option plan is effective				10 years
Minimum
Disclosure of terms and conditions of share-based payment arrangement
Options vesting period	180 days
Share Option Scheme
Disclosure of terms and conditions of share-based payment arrangement
Shares held for share option scheme					66,171,600
Consideration recognized for shares held for share option scheme | $					$ 88,280
Granted | EquityInstruments		2,431,000	8,597,400	19,515,600
Percentage of options vested				100.00%
Options vesting period				4 years
Share Option Scheme | Minimum
Disclosure of terms and conditions of share-based payment arrangement
Option exercise period				12 months
Share Option Scheme | Maximum
Disclosure of terms and conditions of share-based payment arrangement
Option exercise period				8 years
Restricted Share Units Scheme
Disclosure of terms and conditions of share-based payment arrangement
Shares held for share option scheme				66,171,600
Percentage of options vested	100.00%
Options vesting period	4 years
Xin Ding Heng
Disclosure of terms and conditions of share-based payment arrangement
Shares held for share option scheme					66,171,600
Jin Ning Sheng and Guang Feng Rong
Disclosure of terms and conditions of share-based payment arrangement
Shares held for share option scheme					66,171,600